Basis of Presentation and Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Accounting Policies [Abstract]
Estimated Useful Lives Of Property, Plant And Equipment

Depreciation is computed by the straight-line method over the estimated useful lives of the assets, as follows:

Years
Gathering systems and pipelines	20
Facilities and equipment	20 – 25
Buildings, rights-of-way and easements	20 – 40
Office furniture and fixtures	5 – 10
Vehicles	5

Intangible Assets, Useful life

Certain intangible assets are amortized on a straight-line basis over their estimated economic lives, as follows:

Weighted-Average Life (years)
Customer accounts	22
Covenants not to compete	5
Trademarks	6

Schedule of Goodwill

The following table summarizes the goodwill of our various reporting units (in millions):

	Goodwill at December 31, 2015	Goodwill Impairments during the Three Months Ended March 31, 2016	Goodwill at March 31, 2016
Gathering and Processing Marcellus	$8.6	$8.6	$—
Arrow	45.9	—	45.9
Storage and Transportation
Northeast Storage and Transportation	726.3	—	726.3
COLT	44.9	13.7	31.2
Marketing, Supply and Logistics
Supply and Logistics	167.2	65.5	101.7
Storage and Terminals	50.5	14.1	36.4
US Salt	12.6	—	12.6
Trucking	29.5	7.8	21.7

Total	$1,085.5	$109.7	$975.8

The following table summarizes the goodwill of our various reporting units (in millions):

	Goodwill at December 31, 2013	Final Purchase Price Allocation Adjustments	Goodwill Impairments during the Year Ended December 31, 2014	Goodwill at December 31, 2014	Goodwill Impairments during the Year Ended December 31, 2015(1)	Goodwill at December 31, 2015
Gathering and Processing
Fayetteville	$76.8	$—	$4.3	$72.5	$72.5	$—
Granite Wash	14.2	—	14.2	—	—	—
Marcellus	8.6	—	—	8.6	—	8.6
Arrow	45.5	0.4	—	45.9	—	45.9
Storage and Transportation
Northeast Storage and Transportation	727.1	(0.8)	—	726.3	—	726.3
COLT	670.5	(2.2)	—	668.3	623.4	44.9
Marketing, Supply and Logistics
West Coast	89.1	(3.2)	—	85.9	85.9	—
Supply and Logistics	269.5	(3.3)	—	266.2	99.0	167.2
Storage and Terminals	104.7	(0.5)	—	104.2	53.7	50.5
US Salt	16.1	(1.3)	2.2	12.6	—	12.6
Trucking	178.4	(0.5)	—	177.9	148.4	29.5
Watkins Glen	94.6	(0.3)	28.1	66.2	66.2	—

Total Crestwood Midstream	$2,295.1	$(11.7)	$48.8	$2,234.6	$1,149.1	$1,085.5

Barnett (Gathering and Processing)	257.2	—	—	257.2	257.2	—

Total Crestwood Equity	$2,552.3	$(11.7)	$48.8	$2,491.8	$1,406.3	$1,085.5

(1)	Included in these amounts are approximately $515.4 million and $470.6 million of goodwill impairments recorded at Crestwood Equity and Crestwood Midstream, respectively, during the three months ended December 31, 2015, which primarily resulted from the finalization of the preliminary goodwill impairments recorded on these reporting units during the three months ended September 30, 2015.